Vessels under Construction Vessels Under Construction Narrative (Details) $ in Thousands	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Construction in Progress, Gross	$ 26,770	$ 6,710
Kamsarmax
Property, Plant and Equipment [Line Items]
Aggregate Purchase Price of New Vessels	$ 25,500
2nd Quarter 2018 [Member] | Hull 2215-TBN SBI Lynx [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Contracts to acquire New Vessels	1